Earnings Per Share - Summary of Basic and Diluted Earnings Per Common Share (Detail) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Profit (losses) attributable to owners of Embraer	$ 164.0	$ (185.4)	$ (44.7)
Net income attributable to owners of Embraer	$ 164.0	$ (185.4)	$ (44.7)
Weighted average number of shares (in thousands) - Basic	734,633	734,633	734,730
Weighted average number of shares (in thousands) - Diluted	734,633	734,633	734,730
Basic earnings per share - U.S. dollars	$ 0.22	$ (0.25)	$ (0.06)
Diluted earnings per share - U.S. dollars	$ 0.22	$ (0.25)	$ (0.06)